Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	F-1/A
Amendment Description	Amendment No. 1
Entity Central Index Key	0001981662
Entity Registrant Name	NEWGENIVF GROUP LIMITED
Entity Incorporation, State or Country Code	D8
Entity Primary SIC Number	8090
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Entity Address, State or Province	NY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wing Fung Alfred Siu
Entity Address, Address Line One	36/39-36/40, 13th Floor, PS Tower
Entity Address, Address Line Two	Khlong Toei Nuea Sub-district
Entity Address, Address Line Three	Watthana District
Entity Address, City or Town	Bangkok
Entity Address, Postal Zip Code	10110
Entity Address, Country	TH
City Area Code	+1 (212)
Local Phone Number	537-4406